Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 40.48%
FFCB	0.30%	3-28-2024	$100,000	$95,888
FFCB	0.48	9-3-2024	70,000	65,879
FFCB	0.57	7-2-2024	50,000	47,483
FFCB	1.55	7-26-2030	160,000	131,181
FFCB	1.57	4-5-2028	360,000	314,295
FFCB	1.79	6-22-2035	60,000	44,113
FFCB	4.25	9-30-2025	30,000	29,891
FHLB	0.38	3-15-2024	610,000	586,172
FHLB	0.96	3-5-2026	30,000	27,310
FHLB	1.50	8-15-2024	10,000	9,596
FHLB	2.75	12-13-2024	10,000	9,692
FHLB	2.88	9-13-2024	60,000	58,556
FHLB	3.00	3-10-2028	10,000	9,672
FHLB	3.25	9-13-2024	260,000	254,442
FHLB	4.75	3-8-2024	210,000	209,195
FHLB	5.50	7-15-2036	10,000	11,471
FHLB	5.63	3-14-2036	10,000	11,279
FHLMC	0.38	7-21-2025	270,000	247,575
FHLMC	0.62	12-1-2025	460,000	416,146
FHLMC	1.50	11-1-2035	760,626	664,556
FHLMC	1.50	3-1-2037	2,287,549	1,998,397
FHLMC	1.50	6-1-2051	2,975,948	2,319,229
FHLMC	2.50	3-1-2032	1,382,882	1,288,103
FHLMC	3.00	2-1-2047	2,655,446	2,406,108
FHLMC	3.00	3-1-2048	41,782	37,695
FHLMC	3.00	6-1-2050	714,044	642,907
FHLMC	3.00	7-1-2050	1,881,953	1,694,474
FHLMC	3.00	8-1-2050	912,880	821,925
FHLMC	3.00	3-1-2052	478,912	425,619
FHLMC	3.50	2-1-2044	4,615,260	4,358,558
FHLMC	3.50	4-1-2045	196,124	183,633
FHLMC	3.50	5-1-2052	486,848	447,517
FHLMC	4.00	11-25-2024	180,000	176,349
FHLMC	6.00	7-1-2040	1,075,144	1,117,847
FHLMC	6.75	3-15-2031	70,000	83,513
FHLMC Multifamily Structured Pass-Through Certificates Series K152 Class A1	2.83	5-25-2030	266,154	249,837
FHLMC Multifamily Structured Pass-Through Certificates Series K152 Class A2	3.08	1-25-2031	125,000	114,311
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	70,000	63,542
FHLMC Multifamily Structured Pass-Through Certificates Series K070 Class A2±±	3.30	11-25-2027	425,000	408,062
FHLMC Multifamily Structured Pass-Through Certificates Series K063 Class A2±±	3.43	1-25-2027	45,000	43,545
FHLMC Multifamily Structured Pass-Through Certificates Series K035 Class A2±±	3.46	8-25-2023	39,443	39,223
See accompanying notes to portfolio of investments
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series K034 Class A2±±	3.53%	7-25-2023	$41,626	$41,414
FHLMC Multifamily Structured Pass-Through Certificates Series K155 Class A3	3.75	4-25-2033	40,000	37,796
FNMA	0.50	11-7-2025	20,000	18,240
FNMA	0.63	4-22-2025	650,000	604,540
FNMA	1.50	2-1-2052	660,630	514,836
FNMA	2.00	4-1-2037	773,180	692,770
FNMA	2.00	6-1-2037	3,413,314	3,058,333
FNMA	2.00	1-1-2041	747,767	645,353
FNMA	2.00	2-1-2042	787,035	672,568
FNMA	2.00	2-1-2052	22,604,107	18,613,647
FNMA Series 2017-M1 Class A2±±	2.41	10-25-2026	208,137	194,914
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	207,066	195,274
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	97,443	91,315
FNMA	2.50	2-1-2035	681,690	630,287
FNMA	2.50	11-1-2050	2,948,155	2,551,288
FNMA	2.50	1-1-2052	13,444,422	11,510,503
FNMA%%	2.50	6-13-2053	500,000	427,432
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	863,756	802,251
FNMA Series 2018-M1 Class A2±±	2.99	12-25-2027	14,073	13,291
FNMA	3.00	12-1-2026	763,857	739,829
FNMA	3.00	12-1-2030	201,985	194,415
FNMA	3.00	1-1-2034	127,870	121,167
FNMA	3.00	8-1-2036	95,942	88,999
FNMA	3.00	2-1-2037	518,696	481,158
FNMA	3.00	8-1-2043	1,064,412	968,730
FNMA	3.00	11-1-2046	1,202,425	1,094,428
FNMA	3.00	12-1-2047	594,088	535,904
FNMA Series 2017-M5 Class A2±±	3.07	4-25-2029	49,528	46,493
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	186,550	175,392
FNMA	3.50	4-1-2034	973,492	947,073
FNMA	3.50	1-1-2035	75,215	71,732
FNMA	3.50	4-1-2037	353,664	337,609
FNMA	3.50	6-1-2042	214,778	202,645
FNMA	3.50	7-1-2042	327,790	309,310
FNMA	3.50	9-1-2043	741,270	699,085
FNMA	3.50	3-1-2048	218,578	203,044
FNMA Series 2019-M4 Class A2	3.61	2-25-2031	1,730,352	1,636,379
FNMA Series 2018-M13 Class A2±±	3.74	9-25-2030	71,208	68,495
FNMA	4.00	6-1-2042	286,232	276,787
FNMA	4.00	8-1-2043	1,477,156	1,427,967
FNMA	4.00	12-1-2047	851,562	817,842
FNMA	4.00	2-1-2048	1,277,313	1,244,639
FNMA	4.00	6-1-2048	229,918	219,163
FNMA	4.00	8-1-2048	152,581	145,687
FNMA	4.00	2-1-2050	370,756	353,464
FNMA	4.00	10-1-2052	495,247	467,872
See accompanying notes to portfolio of investments
2 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	4.50%	5-1-2040	$162,148	$161,259
FNMA	4.50	2-1-2047	1,043,362	1,029,254
FNMA	4.50	4-1-2048	296,435	292,153
FNMA	4.50	8-1-2048	16,305	16,000
FNMA	4.50	9-1-2052	1,460,501	1,415,682
FNMA	5.00	1-1-2042	130,477	134,028
FNMA	5.00	6-1-2045	578,490	583,758
FNMA	5.00	7-1-2045	800,128	807,421
FNMA	5.50	9-1-2040	1,102,058	1,135,179
FNMA	6.00	5-1-2041	65,450	68,130
FNMA	6.21	8-6-2038	60,000	73,467
FNMA	6.25	5-15-2029	100,000	112,271
FNMA	7.13	1-15-2030	20,000	23,831
FNMA	7.25	5-15-2030	130,000	157,087
GNMA%%	2.00	6-20-2053	5,515,000	4,674,824
GNMA	2.50	3-20-2052	4,499,887	3,936,166
GNMA	2.50	4-20-2052	889,153	777,923
GNMA	3.00	4-20-2045	2,018,141	1,852,412
GNMA	3.00	11-20-2045	166,426	152,961
GNMA	3.00	3-20-2046	344,522	316,117
GNMA	3.00	12-20-2049	183,184	166,436
GNMA	3.00	10-20-2050	1,281,015	1,161,662
GNMA	3.50	2-20-2045	1,001,010	943,237
GNMA	3.50	6-20-2045	665,477	626,294
GNMA	3.50	11-20-2045	771,579	726,126
GNMA	3.50	7-20-2047	167,231	157,405
GNMA	3.50	5-20-2048	46,789	43,831
GNMA	4.00	8-20-2044	440,245	429,191
GNMA	4.00	12-20-2047	1,010,789	974,175
GNMA	4.50	7-20-2052	950,387	923,955
GNMA%%	5.00	6-20-2053	1,080,000	1,066,563
TVA Series A	2.88	2-1-2027	35,000	33,347
TVA	4.63	9-15-2060	55,000	53,784
TVA	4.65	6-15-2035	9,000	9,109
TVA Series B	4.70	7-15-2033	90,000	93,245
TVA	5.38	4-1-2056	50,000	55,125
TVA	5.50	6-15-2038	30,000	32,909
TVA	5.88	4-1-2036	10,000	11,449
Total agency securities (Cost $110,422,892)				102,583,912
Asset-backed securities: 0.19%
BMW Vehicle Lease Trust Series 2021-2 Class A3	0.33	12-26-2024	107,978	106,331
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	125,841
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	63,405
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91	5-22-2028	190,000	189,188
Total asset-backed securities (Cost $503,673)				484,765
See accompanying notes to portfolio of investments
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 0.89%
California: 0.32%
Education revenue: 0.03%
California State University Series B	3.90%	11-1-2047	$15,000	$13,117
University of California Series AD	4.86	5-15-2112	70,000	62,539
				75,656
GO revenue: 0.16%
Los Angeles Community College District	6.75	8-1-2049	5,000	6,241
Los Angeles Unified School District	5.75	7-1-2034	15,000	16,009
Los Angeles Unified School District	5.76	7-1-2029	60,000	62,297
State of California	1.75	11-1-2030	110,000	90,661
State of California	7.35	11-1-2039	70,000	84,889
State of California	7.50	4-1-2034	100,000	122,749
State of California	7.60	11-1-2040	15,000	19,005
				401,851
Health revenue: 0.02%
Regents of the University of California Medical Center Pooled Revenue Series N	3.26	5-15-2060	90,000	61,811
Transportation revenue: 0.08%
Bay Area Toll Authority Series F-2	6.26	4-1-2049	100,000	117,366
Bay Area Toll Authority Series S1	6.92	4-1-2040	15,000	17,990
Bay Area Toll Authority Series S1	7.04	4-1-2050	60,000	76,287
				211,643
Utilities revenue: 0.03%
Los Angeles Department of Water & Power Power System Revenue	6.57	7-1-2045	55,000	65,941
				816,902
Florida: 0.07%
Miscellaneous revenue: 0.07%
State Board of Administration Finance Corp. Florida Hurricane Catastrophe Fund Series A	2.15	7-1-2030	200,000	168,916
Georgia: 0.00%
Utilities revenue: 0.00%
Municipal Electric Authority of Georgia Series B	7.06	4-1-2057	10,000	10,295
Illinois: 0.09%
GO revenue: 0.04%
State of Illinois	5.10	6-1-2033	50,000	49,428
State of Illinois Series 3	6.73	4-1-2035	41,539	43,889
				93,317
See accompanying notes to portfolio of investments
4 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.05%
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue Series B	6.90%	12-1-2040	$115,000	$130,641
				223,958
Kansas: 0.00%
Housing revenue: 0.00%
Kansas Development Finance Authority Department of Administration Series H	4.93	4-15-2045	5,000	4,806
Massachusetts: 0.06%
GO revenue: 0.06%
Commonwealth of Massachusetts Series D	4.50	8-1-2031	5,000	4,983
Commonwealth of Massachusetts	4.91	5-1-2029	130,000	132,477
				137,460
New Jersey: 0.06%
Housing revenue: 0.03%
New Jersey Transportation Trust Fund Authority Series B	6.56	12-15-2040	60,000	67,898
Transportation revenue: 0.03%
New Jersey Turnpike Authority Series A	7.10	1-1-2041	70,000	84,987
				152,885
New York: 0.13%
Airport revenue: 0.05%
Port Authority of New York & New Jersey	4.03	9-1-2048	50,000	43,470
Port Authority of New York & New Jersey Series 20	4.23	10-15-2057	100,000	88,854
				132,324
Miscellaneous revenue: 0.07%
Metropolitan Transportation Authority Dedicated Tax Fund Series C	7.34	11-15-2039	140,000	175,883
Water & sewer revenue: 0.01%
New York City Municipal Water Finance Authority Water & Sewer System Series AA	5.44	6-15-2043	10,000	10,552
				318,759
Ohio: 0.00%
Education revenue: 0.00%
Ohio State University Series C	4.91	6-1-2040	5,000	4,975
Oregon: 0.02%
Tax revenue: 0.02%
State of Oregon Department of Transportation Series A	5.83	11-15-2034	50,000	54,413
Pennsylvania: 0.00%
Transportation revenue: 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	5,261
See accompanying notes to portfolio of investments
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 0.11%
Airport revenue: 0.05%
Dallas Fort Worth International Airport Series C	2.84%	11-1-2046	$170,000	$124,792
GO revenue: 0.03%
Texas Transportation Commission	2.56	4-1-2042	90,000	67,827
Transportation revenue: 0.03%
Grand Parkway Transportation Corp. Series E	5.18	10-1-2042	50,000	51,315
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series B	3.92	12-31-2049	50,000	40,712
				92,027
				284,646
Wisconsin: 0.03%
Housing revenue: 0.03%
State of Wisconsin Series C	3.15	5-1-2027	80,000	76,250
Total municipal obligations (Cost $2,669,375)				2,259,526
Non-agency mortgage-backed securities: 0.71%
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	127,072
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	20,193	19,011
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	18,761
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class B	4.23	4-10-2049	110,000	100,096
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	52,535
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B±±	4.75	2-10-2049	40,000	35,219
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C±±	4.75	2-10-2049	95,000	73,032
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	124,698
COMM Mortgage Trust Series 2014-UBS5 Class C±±	4.61	9-10-2047	195,000	168,389
COMM Mortgage Trust Series 2014-UBS6 Class C±±	4.43	12-10-2047	60,000	51,813
COMM Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	52,965	50,715
COMM Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	204,780
COMM Mortgage Trust Series 2016-COR1 Class C±±	4.33	10-10-2049	65,000	55,809
GS Mortgage Securities Trust Series 2018-GS10 Class AAB±±	4.11	7-10-2051	179,994	173,317
GS Mortgage Securities Trust Series 2018-GS9 Class A4±±	3.99	3-10-2051	140,000	131,438
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class A4	4.10	11-15-2045	3,331	3,312
JPMBB Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	189,963
JPMBB Commercial Mortgage Securities Trust Series 2015-C31 Class A3	3.80	8-15-2048	169,285	160,658
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	56,957
Total non-agency mortgage-backed securities (Cost $1,978,297)				1,797,575
U.S. Treasury securities: 52.47%
U.S. Treasury Bonds	1.13	5-15-2040	8,680,000	5,640,983
U.S. Treasury Bonds	1.13	8-15-2040	955,000	615,192
U.S. Treasury Bonds	1.38	11-15-2040	735,000	492,766
See accompanying notes to portfolio of investments
6 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bonds	1.63%	11-15-2050	$440,000	$272,577
U.S. Treasury Bonds	1.88	2-15-2041	315,000	229,544
U.S. Treasury Bonds	1.88	2-15-2051	2,065,000	1,364,029
U.S. Treasury Bonds	1.88	11-15-2051	1,925,000	1,266,590
U.S. Treasury Bonds	2.00	2-15-2050	1,865,000	1,276,578
U.S. Treasury Bonds	2.00	8-15-2051	2,940,000	1,999,544
U.S. Treasury Bonds	2.25	5-15-2041	300,000	232,008
U.S. Treasury Bonds	2.25	8-15-2046	390,000	285,660
U.S. Treasury Bonds	2.38	5-15-2051	1,920,000	1,426,725
U.S. Treasury Bonds	2.50	2-15-2045	555,000	430,992
U.S. Treasury Bonds	2.50	2-15-2046	100,000	77,215
U.S. Treasury Bonds	2.50	5-15-2046	200,000	154,266
U.S. Treasury Bonds	2.75	11-15-2042	340,000	281,164
U.S. Treasury Bonds	2.75	8-15-2047	270,000	217,835
U.S. Treasury Bonds	2.75	11-15-2047	270,000	217,835
U.S. Treasury Bonds	2.88	8-15-2045	265,000	219,588
U.S. Treasury Bonds	2.88	11-15-2046	265,000	219,111
U.S. Treasury Bonds	2.88	5-15-2052	645,000	534,090
U.S. Treasury Bonds	3.00	5-15-2042	145,000	125,453
U.S. Treasury Bonds	3.00	5-15-2045	105,000	89,033
U.S. Treasury Bonds	3.00	11-15-2045	35,000	29,632
U.S. Treasury Bonds	3.00	2-15-2047	310,000	261,853
U.S. Treasury Bonds	3.00	5-15-2047	5,961,000	5,037,278
U.S. Treasury Bonds	3.00	2-15-2048	435,000	367,694
U.S. Treasury Bonds	3.00	2-15-2049	320,000	271,100
U.S. Treasury Bonds	3.13	11-15-2041	1,090,000	967,290
U.S. Treasury Bonds	3.13	2-15-2043	475,000	416,812
U.S. Treasury Bonds	3.13	8-15-2044	110,000	95,678
U.S. Treasury Bonds	3.13	5-15-2048	250,000	216,211
U.S. Treasury Bonds	3.38	5-15-2044	20,000	18,137
U.S. Treasury Bonds	3.63	8-15-2043	110,000	104,083
U.S. Treasury Bonds	3.63	2-15-2044	35,000	33,019
U.S. Treasury Bonds	3.75	8-15-2041	35,000	34,077
U.S. Treasury Bonds	3.75	11-15-2043	350,000	337,094
U.S. Treasury Bonds	3.88	8-15-2040	195,000	195,129
U.S. Treasury Bonds	4.25	11-15-2040	480,000	502,894
U.S. Treasury Bonds	5.25	11-15-2028	5,975,000	6,388,582
U.S. Treasury Bonds	5.50	8-15-2028	275,000	296,291
U.S. Treasury Bonds	6.00	2-15-2026	450,000	471,445
U.S. Treasury Bonds	6.13	11-15-2027	245,000	267,796
U.S. Treasury Bonds	6.38	8-15-2027	50,000	54,773
U.S. Treasury Bonds	6.50	11-15-2026	745,000	805,007
U.S. Treasury Bonds	6.88	8-15-2025	895,000	943,875
U.S. Treasury Bonds	7.50	11-15-2024	1,085,000	1,127,128
U.S. Treasury Bonds	7.63	2-15-2025	3,660,000	3,841,570
U.S. Treasury Notes##	0.25	5-31-2025	7,260,000	6,686,006
U.S. Treasury Notes	0.25	6-30-2025	1,295,000	1,190,945
U.S. Treasury Notes	0.25	7-31-2025	3,140,000	2,878,252
See accompanying notes to portfolio of investments
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	0.25%	8-31-2025	$3,980,000	$3,638,435
U.S. Treasury Notes	0.38	4-30-2025	3,400,000	3,147,125
U.S. Treasury Notes	0.50	2-28-2026	460,000	417,270
U.S. Treasury Notes	0.63	7-31-2026	3,145,000	2,830,869
U.S. Treasury Notes	0.63	11-30-2027	4,585,000	3,979,995
U.S. Treasury Notes	0.63	12-31-2027	2,300,000	1,991,836
U.S. Treasury Notes	0.63	5-15-2030	870,000	707,283
U.S. Treasury Notes	0.63	8-15-2030	2,100,000	1,698,539
U.S. Treasury Notes	0.75	11-15-2024	5,290,000	4,991,611
U.S. Treasury Notes	0.75	5-31-2026	260,000	236,031
U.S. Treasury Notes	0.75	8-31-2026	3,235,000	2,916,681
U.S. Treasury Notes	0.75	1-31-2028	1,230,000	1,069,764
U.S. Treasury Notes	0.88	6-30-2026	1,925,000	1,753,028
U.S. Treasury Notes	1.00	7-31-2028	805,000	700,256
U.S. Treasury Notes	1.13	2-28-2025	1,855,000	1,748,337
U.S. Treasury Notes	1.13	8-31-2028	3,010,000	2,630,928
U.S. Treasury Notes	1.25	8-31-2024	2,240,000	2,139,900
U.S. Treasury Notes	1.25	9-30-2028	2,230,000	1,958,132
U.S. Treasury Notes	1.25	8-15-2031	3,115,000	2,591,169
U.S. Treasury Notes	1.38	10-31-2028	1,720,000	1,518,102
U.S. Treasury Notes	1.38	11-15-2031	2,455,000	2,052,610
U.S. Treasury Notes	1.50	10-31-2024	225,000	214,875
U.S. Treasury Notes	1.50	8-15-2026	545,000	504,019
U.S. Treasury Notes	1.50	11-30-2028	1,595,000	1,415,500
U.S. Treasury Notes	1.63	5-15-2026	1,255,000	1,170,435
U.S. Treasury Notes	1.88	8-31-2024	6,820,000	6,565,316
U.S. Treasury Notes	1.88	2-15-2032	2,140,000	1,859,794
U.S. Treasury Notes	2.00	2-15-2025	340,000	325,603
U.S. Treasury Notes	2.00	8-15-2025	150,000	142,746
U.S. Treasury Notes	2.13	11-30-2024	995,000	957,493
U.S. Treasury Notes	2.13	5-15-2025	880,000	841,912
U.S. Treasury Notes	2.25	11-15-2024	640,000	617,275
U.S. Treasury Notes	2.25	12-31-2024	1,485,000	1,429,661
U.S. Treasury Notes	2.25	11-15-2025	20,000	19,087
U.S. Treasury Notes	2.25	11-15-2027	20,000	18,710
U.S. Treasury Notes	2.38	3-31-2029	145,000	134,448
U.S. Treasury Notes	2.38	5-15-2029	100,000	92,629
U.S. Treasury Notes	2.50	1-31-2025	1,670,000	1,612,855
U.S. Treasury Notes	2.50	2-28-2026	800,000	767,000
U.S. Treasury Notes	2.63	12-31-2025	95,000	91,445
U.S. Treasury Notes	2.63	2-15-2029	3,060,000	2,878,910
U.S. Treasury Notes	2.75	2-28-2025	90,000	87,268
U.S. Treasury Notes	2.75	8-15-2032	4,280,000	3,979,898
U.S. Treasury Notes	2.88	5-31-2025	1,025,000	994,851
U.S. Treasury Notes	2.88	11-30-2025	1,145,000	1,109,398
U.S. Treasury Notes	2.88	5-15-2028	2,155,000	2,065,433
U.S. Treasury Notes	2.88	8-15-2028	2,510,000	2,400,580
U.S. Treasury Notes	2.88	5-15-2032	350,000	329,260
See accompanying notes to portfolio of investments
8 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Notes	3.13%	11-15-2028	$1,910,000	$1,847,627
U.S. Treasury Notes	3.38	5-15-2033	1,430,000	1,399,389
U.S. Treasury Notes	3.50	2-15-2033	885,000	874,491
Total U.S. Treasury securities (Cost $144,672,031)				132,974,238
Yankee corporate bonds and notes: 2.43%
Energy: 0.09%
Oil & gas: 0.09%
Equinor ASA	1.75	1-22-2026	150,000	139,346
Equinor ASA	3.00	4-6-2027	70,000	66,151
Equinor ASA	3.63	4-6-2040	40,000	33,463
				238,960
Financial: 0.47%
Banks: 0.47%
Kreditanstalt fuer Wiederaufbau¤	0.00	4-18-2036	80,000	48,203
Kreditanstalt fuer Wiederaufbau¤	0.00	6-29-2037	50,000	28,768
Kreditanstalt fuer Wiederaufbau	0.50	9-20-2024	150,000	141,767
Kreditanstalt fuer Wiederaufbau	0.63	1-22-2026	190,000	173,188
Kreditanstalt fuer Wiederaufbau	0.75	9-30-2030	30,000	24,264
Kreditanstalt fuer Wiederaufbau	2.00	5-2-2025	40,000	38,152
Kreditanstalt fuer Wiederaufbau	2.50	11-20-2024	130,000	125,801
Kreditanstalt fuer Wiederaufbau	2.88	4-3-2028	410,000	391,268
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,287
Landwirtschaftliche Rentenbank	2.00	1-13-2025	30,000	28,725
Oesterreichische Kontrollbank AG	1.50	2-12-2025	190,000	180,021
				1,189,444
Government securities: 1.87%
Multi-national: 1.78%
African Development Bank	0.88	7-22-2026	140,000	126,346
Asian Development Bank	0.38	9-3-2025	200,000	182,327
Asian Development Bank	1.50	3-4-2031	110,000	93,103
Asian Development Bank	1.75	9-19-2029	160,000	141,043
Asian Development Bank	1.88	1-24-2030	110,000	97,213
Asian Development Bank	2.00	4-24-2026	60,000	56,414
Asian Development Bank	2.13	3-19-2025	60,000	57,356
Asian Development Bank	2.63	1-12-2027	180,000	171,292
Asian Development Bank	5.82	6-16-2028	10,000	10,814
Asian Development Bank	6.22	8-15-2027	80,000	85,894
Asian Infrastructure Investment Bank	0.50	5-28-2025	200,000	184,226
European Bank for Reconstruction & Development	0.50	5-19-2025	120,000	110,915
European Investment Bank	0.88	5-17-2030	50,000	41,148
European Investment Bank	1.25	2-14-2031	170,000	142,132
European Investment Bank	1.88	2-10-2025	20,000	19,112
European Investment Bank	2.25	6-24-2024	640,000	621,780
Inter-American Development Bank	0.88	4-20-2026	140,000	127,511
Inter-American Development Bank	1.13	7-20-2028	280,000	243,558
See accompanying notes to portfolio of investments
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-national (continued)
Inter-American Development Bank	2.00%	6-2-2026	$260,000	$243,893
Inter-American Development Bank	2.13	1-15-2025	80,000	76,845
Inter-American Development Bank	2.38	7-7-2027	30,000	28,167
Inter-American Development Bank	3.13	9-18-2028	50,000	48,073
Inter-American Development Bank	7.00	6-15-2025	50,000	52,220
International Bank for Reconstruction & Development	0.38	7-28-2025	220,000	202,360
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	104,529
International Bank for Reconstruction & Development	1.50	8-28-2024	30,000	28,779
International Bank for Reconstruction & Development	1.63	11-3-2031	190,000	160,322
International Bank for Reconstruction & Development	1.88	10-27-2026	130,000	120,765
International Bank for Reconstruction & Development	2.50	3-19-2024	160,000	156,595
International Bank for Reconstruction & Development	2.50	7-29-2025	270,000	260,094
International Bank for Reconstruction & Development	2.50	11-22-2027	80,000	75,259
International Bank for Reconstruction & Development	2.50	3-29-2032	70,000	63,191
International Finance Corp.	1.38	10-16-2024	100,000	95,421
International Finance Corp.	2.13	4-7-2026	100,000	94,466
Nordic Investment Bank	0.38	9-20-2024	200,000	188,536
				4,511,699
Sovereign: 0.09%
Svensk Exportkredit AB¤	0.00	5-11-2037	65,000	32,808
Svensk Exportkredit AB	2.25	3-22-2027	200,000	186,438
				219,246
Total yankee corporate bonds and notes (Cost $6,644,128)				6,159,349
Yankee government bonds: 2.02%
Canada	1.63	1-22-2025	135,000	128,589
Chile	3.24	2-6-2028	210,000	199,303
Chile	3.63	10-30-2042	175,000	138,528
Export Development Canada	2.63	2-21-2024	170,000	166,786
Export-Import Bank of Korea	2.88	1-21-2025	200,000	193,242
Hungary	5.38	3-25-2024	19,000	18,953
Hungary	7.63	3-29-2041	50,000	55,283
Indonesia	4.10	4-24-2028	225,000	219,409
Israel	3.38	1-15-2050	200,000	146,660
Israel	5.50	9-18-2033	6,000	6,670
Italy	2.88	10-17-2029	215,000	187,942
Italy	6.88	9-27-2023	60,000	60,149
Japan Bank for International Cooperation	1.88	4-15-2031	210,000	176,303
Japan Bank for International Cooperation	3.00	5-29-2024	300,000	293,177
Korea	5.63	11-3-2025	100,000	100,613
Korea Development Bank	3.38	9-16-2025	210,000	202,025
Mexico	4.35	1-15-2047	225,000	176,689
Mexico	4.50	1-31-2050	260,000	207,917
Mexico	4.75	3-8-2044	54,000	45,509
Mexico	5.75	10-12-2110	163,000	141,948
Mexico	6.05	1-11-2040	40,000	40,375
Panama	2.25	9-29-2032	200,000	153,386
See accompanying notes to portfolio of investments
10 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds (continued)
Panama	9.38%	4-1-2029	$185,000	$225,123
Peru	2.84	6-20-2030	180,000	157,223
Peru	3.23	7-28-2121	75,000	42,708
Peru	3.60	1-15-2072	100,000	65,122
Peru	5.63	11-18-2050	20,000	19,980
Philippines	3.70	2-2-2042	215,000	176,300
Philippines	9.50	2-2-2030	150,000	190,852
Philippines	10.63	3-16-2025	55,000	60,637
Poland	3.25	4-6-2026	10,000	9,695
Province of Alberta	1.88	11-13-2024	210,000	200,978
Province of British Columbia	7.25	9-1-2036	100,000	129,380
Province of Manitoba	3.05	5-14-2024	150,000	146,900
Province of Ontario	2.00	10-2-2029	90,000	79,600
Province of Ontario	2.30	6-15-2026	70,000	65,952
Province of Ontario	2.50	4-27-2026	70,000	66,501
Province of Ontario	3.20	5-16-2024	5,000	4,900
Province of Quebec	0.60	7-23-2025	90,000	82,962
Province of Quebec	2.50	4-9-2024	70,000	68,375
Province of Quebec	2.50	4-20-2026	75,000	71,309
Uruguay	4.38	1-23-2031	75,000	74,760
Uruguay	4.50	8-14-2024	10,000	10,012
Uruguay	4.98	4-20-2055	90,000	86,467
Uruguay	5.10	6-18-2050	35,000	34,356
Total yankee government bonds (Cost $5,838,007)				5,129,548

		Yield	Shares
Short-term investments: 2.36%
Investment companies: 2.36%
Allspring Government Money Market Fund Select Class♠∞##		5.01	5,995,903	5,995,903
Total short-term investments (Cost $5,995,903)				5,995,903
Total investments in securities (Cost $278,724,306)	101.55%			257,384,816
Other assets and liabilities, net	(1.55)			(3,936,596)
Total net assets	100.00%			$253,448,220

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 11

Portfolio of investments—May 31, 2023 (unaudited)

Abbreviations:
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,415,570	$12,279,632	$(15,699,299)	$0	$0	$5,995,903	5,995,903	$56,086
See accompanying notes to portfolio of investments
12 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”) [note:  include full name if first occurrence], which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Bloomberg US Aggregate ex-Corporate Portfolio | 13

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$102,583,912	$0	$102,583,912
Asset-backed securities	0	484,765	0	484,765
Municipal obligations	0	2,259,526	0	2,259,526
Non-agency mortgage-backed securities	0	1,797,575	0	1,797,575
U.S. Treasury securities	132,974,238	0	0	132,974,238
Yankee corporate bonds and notes	0	6,159,349	0	6,159,349
Yankee government bonds	0	5,129,548	0	5,129,548
Short-term investments
Investment companies	5,995,903	0	0	5,995,903
Total assets	$138,970,141	$118,414,675	$0	$257,384,816
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the period ended May 2023, the Fund did not have transfers into/out of Level 3.
14 | Allspring Bloomberg US Aggregate ex-Corporate Portfolio